Commitments - Commitments Received (Details) - EUR (€)	Jul. 01, 2017	Mar. 21, 2016	Nov. 04, 2015	Oct. 13, 2015	Dec. 31, 2020	Sep. 01, 2018	Mar. 30, 2018	Dec. 01, 2017	Nov. 01, 2017	Jan. 01, 2017
Agreement with Novolyze | Premises and facilities
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Rental period				36 months
Amount of increase in monthly rent									€ 5,000
Annual increase of rent in percentage									2.00%
Amount of commitment received					€ 72,000
Commitments Related to Future Payments					58,000
Agreement with Genoway | Premises and facilities
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Rental period			3 years
Renewable Period	3 years
Amount of increase in monthly rent								€ 15,000
Amount of commitment received					185,000
Commitments Related to Future Payments					46,000
Agreement with Synthecob | Research equipment and services
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Rental period		2 years
Amount of increase in monthly rent						€ 2,700	€ 2,500			€ 2,400
Amount of commitment received					33,000
Commitments Related to Future Payments					€ 42,000